Derivatives and Fair Value Measurements (Details 3) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Fair value of financial asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	$ 58.6	$ 61.8
Diesel fuel hedge contracts [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(155.2)
Foreign currency forward contract [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(461.8)
Fair Value, Measurements, Recurring [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	58.6	61.8
Total net financial assets (liabilities)	(558.4)	(515.3)
Fair Value, Measurements, Recurring [Member] | Commodity swaps and options [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(155.2)	(167.1)
Fair Value, Measurements, Recurring [Member] | Foreign currency forward contract [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(461.8)	(410.0)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	27.6	26.1
Total net financial assets (liabilities)	27.6	26.1
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity swaps and options [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign currency forward contract [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	31.0	35.7
Total net financial assets (liabilities)	(586.0)	(541.4)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity swaps and options [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(155.2)	(167.1)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign currency forward contract [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(461.8)	(410.0)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	0.0	0.0
Total net financial assets (liabilities)	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity swaps and options [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign currency forward contract [Member]
Fair value of financial asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	$ 0.0	$ 0.0